Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial liabilities [line items]
Schedule of Non-current Liabilities

	December 31,	December 31,
	2017	2016
Long-term debt – Export Development Canada (i)	$8,344	$8,625
Long-term debt – Province of Ontario (ii)	2,896	3,239
Non-current post-retirement benefit liabilities (iii)	330	377
Repayable government contributions (iv)	–	154
Capital lease	44	25
Total	11,614	12,420
Less current portion of long-term debt – Export Development Canada (note 14)	(2,470)	(2,107)
Less current portion of long-term debt – Province of Ontario (note 14)	(622)	(893)
Less current portion of repayable government contribution (note 14)	–	(154)
Less current portion of capital lease (note 14)	(6)	(4)
Total other non-current liabilities	$8,516	$9,262

Export Development Canada [member]
Disclosure of financial liabilities [line items]
Schedule of Change in Carrying Value of Liability

	2017	2016
At January 1,	$8,625	$–
Drawdowns during the period	–	9,000
Amount allocated to fair value of warrants (note 14)	–	(333)
Transaction costs (financing fees)	–	(286)
Principal repayments during the period	(750)	–
Interest payments during the period	(1,093)	–
Interest accretion during the period	1,306	199
Revaluation of variable rate long-term debt (note 25)	256	45
At December 31,	$8,344	$8,625

Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of financial liabilities [line items]
Schedule of Change in Carrying Value of Liability

	2017	2016
At January 1,	$3,239	$2,865
Principal repayment during the period	(888)	–
Interest payment during the period	(181)	(155)
Interest accretion during the period	503	448
Foreign currency translation	223	81
At December 31,	$2,896	$3,239

Post-retirement Benefit [member]
Disclosure of financial liabilities [line items]
Schedule of Change in Carrying Value of Liability

	2017	2016
At January 1,	$377	$288
Current service and net interest cost	153	143
Employer contributions in the year	(153)	(143)
Re-measurement of actuarial liability	(99)	101
Foreign currency translation	52	(12)
At December 31,	$330	$377

	2017	2016
Plan assets	$1,716	$1,298
Accrued benefit obligation	(2,046)	(1,675)
Net defined benefit obligation	$(330)	$(377)

Repayable Government Contributions [member]
Disclosure of financial liabilities [line items]
Schedule of Change in Carrying Value of Liability

	2017	2016
At January 1,	$154	$322
Repayments during the period	(171)	(218)
Interest accretion during the period	10	35
Foreign currency translation	7	15
At December 31,	$–	$154